Income Taxes - Summary of Reconciliation of Expected Statutory Federal Income Tax Provision to Actual Income Tax Provision (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Expected income tax benefit at federal statutory tax rate	$ (3,424)	$ (3,826)
Net operating loss reduction	4,441
Change in valuation allowance	(1,757)	4,668
State income taxes, net of federal benefit	583	(763)
Permanent items	555	54
Research credits	(396)
Other, net	(2)	(133)
Income tax (benefit) expense